Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investments
Non-current assets	€ 76,746	€ 88,513
Total assets	109,648	123,440
Non-current liabilities	48,464	45,896
Total liabilities	72,155	75,540
Net equity	37,493	47,900	€ 51,073	€ 48,079
Book value of the investment	6,749	9,035	7,044
Revenues and other income	44,947	71,041	76,938
Operating profit (loss)	(3,275)	6,432	9,983
Finance income (expense)	(1,045)	(879)	(971)
Income (expense) from investments	(1,658)	193	1,095
Profit (loss) before income taxes	(5,978)	5,746	10,107
Income taxes	(2,650)	(5,591)	(5,970)
Net profit (loss)	(8,628)	155	4,137
Other comprehensive income (loss)	(2,780)	69	1,576
Total other comprehensive income (loss)	(11,408)	224	5,713
Net profit (loss) attributable to Eni	(8,635)	148	€ 4,126
Var Energi AS
Disclosure of detailed information about investments
Current assets	804	1,385
- of which cash and cash equivalent	222	182
Non-current assets	16,042	18,427
Total assets	16,846	19,812
Current liabilities	189	2,374
- current financial liabilities	33	33
Non-current liabilities	15,019	13,820
- non-current financial liabilities	4,389	3,929
Total liabilities	15,208	16,194
Net equity	€ 1,638	€ 3,618
Eni's % of the investment	69.85%	69.60%
Book value of the investment	€ 1,144	€ 2,518
Revenues and other income	2,450	2,552
Operating expense	(980)	(1,015)
Depreciation, amortization and impairments	(3,425)	(1,208)
Operating profit (loss)	(1,955)	329
Finance income (expense)	31	(1)
Profit (loss) before income taxes	(1,924)	328
Income taxes	(603)	(258)
Net profit (loss)	(1,321)	70
Other comprehensive income (loss)	(273)	40
Total other comprehensive income (loss)	(1,594)	110
Net profit (loss) attributable to Eni	(918)	49
Dividends received from the joint venture	274	1,057
Saipem SpA
Disclosure of detailed information about investments
Current assets	6,411	7,012
- of which cash and cash equivalent	1,687	2,272
Non-current assets	4,831	5,997
Total assets	11,242	13,009
Current liabilities	4,903	5,204
- current financial liabilities	609	557
Non-current liabilities	3,391	3,680
- non-current financial liabilities	2,827	3,147
Total liabilities	8,294	8,884
Net equity	€ 2,948	€ 4,125
Eni's % of the investment	31.08%	30.99%
Book value of the investment	€ 908	€ 1,250
Revenues and other income	7,408	9,118
Operating expense	(6,980)	(7,972)
Depreciation, amortization and impairments	(1,273)	(690)
Operating profit (loss)	(845)	456
Finance income (expense)	(166)	(210)
Income (expense) from investments	37	(18)
Profit (loss) before income taxes	(974)	228
Income taxes	143	(130)
Net profit (loss)	(1,117)	98
Other comprehensive income (loss)	46	66
Total other comprehensive income (loss)	(1,071)	164
Net profit (loss) attributable to Eni	(354)	4
Dividends received from the joint venture	3
Union Fenosa Gas SA
Disclosure of detailed information about investments
Current assets	599	585
- of which cash and cash equivalent	36	41
Non-current assets	717	827
Total assets	1,316	1,412
Current liabilities	311	225
- current financial liabilities	99	49
Non-current liabilities	501	563
- non-current financial liabilities	421	493
Total liabilities	812	788
Net equity	€ 504	€ 624
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 242	€ 326
Revenues and other income	854	1,255
Operating expense	(805)	(1,221)
Depreciation, amortization and impairments	(108)	(53)
Operating profit (loss)	(59)	(19)
Finance income (expense)	(29)	(37)
Income (expense) from investments	3	6
Profit (loss) before income taxes	(85)	(50)
Income taxes	2	8
Net profit (loss)	(87)	(42)
Other comprehensive income (loss)	(33)	11
Total other comprehensive income (loss)	(120)	(31)
Net profit (loss) attributable to Eni	(68)	(14)
Cardon IV SA
Disclosure of detailed information about investments
Current assets	235	208
- of which cash and cash equivalent		6
Non-current assets	2,040	2,383
Total assets	2,275	2,591
Current liabilities	262	255
Non-current liabilities	1,615	2,040
- non-current financial liabilities	785	1,140
Total liabilities	1,877	2,295
Net equity	€ 398	€ 296
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 199	€ 148
Revenues and other income	612	598
Operating expense	(453)	(456)
Depreciation, amortization and impairments	(95)	(86)
Operating profit (loss)	64	56
Finance income (expense)	(98)	(133)
Profit (loss) before income taxes	(34)	(77)
Income taxes	58	(103)
Net profit (loss)	(92)	(180)
Other comprehensive income (loss)	(35)	5
Total other comprehensive income (loss)	(127)	(175)
Net profit (loss) attributable to Eni	(46)	(90)
Dividends received from the joint venture		10
Gas Distribution Company of Thessaloniki Thessaly SA
Disclosure of detailed information about investments
Current assets	31	31
- of which cash and cash equivalent	10	12
Non-current assets	344	322
Total assets	375	353
Current liabilities	38	24
- current financial liabilities	11	9
Non-current liabilities	51	46
- non-current financial liabilities	39	33
Total liabilities	89	70
Net equity	€ 286	€ 283
Eni's % of the investment	49.00%	49.00%
Book value of the investment	€ 140	€ 139
Revenues and other income	62	58
Operating expense	(19)	(16)
Depreciation, amortization and impairments	(16)	(14)
Operating profit (loss)	27	28
Finance income (expense)	(1)	(1)
Profit (loss) before income taxes	26	27
Income taxes	6	(7)
Net profit (loss)	20	20
Total other comprehensive income (loss)	20	20
Net profit (loss) attributable to Eni	10	10
Dividends received from the joint venture	9
Other joint ventures
Disclosure of detailed information about investments
Current assets	858	551
- of which cash and cash equivalent	43	40
Non-current assets	924	1,085
Total assets	1,782	1,636
Current liabilities	1,022	819
- current financial liabilities	90	165
Non-current liabilities	333	354
- non-current financial liabilities	237	274
Total liabilities	1,355	1,173
Net equity	427	463
Book value of the investment	188	199
Revenues and other income	286	270
Operating expense	(304)	(277)
Depreciation, amortization and impairments	(85)	(47)
Operating profit (loss)	(103)	(54)
Finance income (expense)	(21)	(14)
Profit (loss) before income taxes	(124)	(68)
Income taxes	4	(12)
Net profit (loss)	(128)	(80)
Other comprehensive income (loss)	(25)
Total other comprehensive income (loss)	(153)	(80)
Net profit (loss) attributable to Eni	(93)	(40)
Dividends received from the joint venture	€ 10	€ 6